Related Party Transactions	3 Months Ended
Apr. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

As of April 30, 2015 and January 31, 2015, the current CEO had unpaid salaries of $136,500.

During the year ended January 31, 2015, the CEO advanced the Company cash of $52,354. As of April 30, 2015 and January 31, 2015 the amount owed to the prior CEO for advances was $52,354.